[LETTERHEAD OF DECHERT LLP]

February 27, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley U.S. Government Securities Trust (the “Fund”)

File Nos. 2-86966; 811-3870

Post-Effective Amendment No. 42

Dear Sir or Madam:

We are writing to you on behalf of the Fund in order to request selective review of Post-Effective Amendment No. 42 to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding Class C shares to the Fund. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on April 30, 2015. No fees are required in connection with this filing.

Because the changes associated with the Amendment are limited to the addition of Class C shares and certain other non-material updates, the Fund believes that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”).  In accordance with IC-13768, we hereby request selective review of the Fund’s registration statement limited to the disclosure items relating to the offering of Class C shares. Selective review would serve to expedite the review process for the Fund as well as use the staff’s time more effectively.

Pursuant to the requirements of IC-13768, the Fund has filed a copy of this letter with the Amendment.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at 212.698.3529 or Allison Fumai at 212.698.3526.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss